Financial Statements - Balance sheets - EUR (€) € in Millions		Jun. 30, 2019	Dec. 31, 2018
Assets
BBVA Cash Balance Available To The Date		€ 44,565	€ 58,196
Total financial assets held for trading		105,369	90,117
Derivative financial assets held for trading		30,414	30,536
Equity Instruments Held For Trading		5,555	5,254
Debt Instruments Held For Trading		32,274	25,577
Loans and Advances to Central Banks Held for Trading		244	2,163
Loans And Advances To Banks Held For Trading		24,493	14,566
Loans and receivables Held For Trading		12,388	12,021
Total Non Trading Financial Assets Mandatorily Measured At Fair Value Through Profit or Loss		4,918	5,135
Equity Instruments Mandatorily Measured At Fair Value		3,711	3,095
Debt Securities At Fair Vale Mandatorily Measured At Fair Value		155	237
Loans And Advances To Customers Mandatorily Measured At Fair Value		1,052	1,803
FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS		1,403	1,313
Equity instruments at fair value		0	0
Debt Securities, at fair value		1,403	1,313
Loans And Advances To Customers At Fair Value		0	0
Total Financial Assets At Fair Value Through Other Comprehensive Income		63,364	56,337
Subtotal Equity instruments At Fair Value Through Other Comprehensive Income		2,613	2,595
Subtotal Debt Instruments At Fair Value Through Other Comprehensive Income		60,718	53,709
Subtotal loans and advances to central banks at fair value through other comprehensive income		33	33
FINANCIAL ASSETS AT AMORTIZED COST		430,930	419,660
Debt Securities Financial Assets at Amortized Cost		37,354	32,530
Loans and advances to central banks		5,575	3,941
Loans and advances to banks		10,846	9,163
Loans and Advances to customers		377,155	374,027
HEDGING DERIVATIVES, ASSETS		3,105	2,892
FAIR VALUE CHANGES OF THE HEDGED ITEMS IN PORTFOLIO HEDGES OF INTEREST RATE RISK, ASSETS		40	(21)
INVESTMENTS IN SUBSIDIARIES JOINT VENTURES AND ASSOCIATES		1,638	1,578
Joint ventures		179	173
Associates		1,459	1,405
INSURANCE OR REINSURANCE ASSETS		371	366
TANGIBLE ASSETS		10,302	7,229
Total Property, plant and equipment		10,084	7,066
For own use (PPE)		9,808	6,756
Assets leased out under an operating lease		276	310
Investment Property		218	163
INTANGIBLE ASSETS		8,262	8,314
Goodwill		6,203	6,180
Other intangible assets		2,059	2,134
TAX ASSETS		17,401	18,100
Current tax assets		1,882	2,784
Deferred tax assets		15,519	15,316
OTHER ASSETS		4,454	5,472
Insurance contracts linked to pensions		0	0
Inventories		592	635
Rest other assets		3,861	4,837
Non Current Assets Or Disposal Groups Clasified As Held For Sale		1,505	2,001
TOTAL ASSETS		697,626	676,689
LIABILITIES AND EQUITY
FINANCIAL LIABILITIES HELD FOR TRADING		91,358	80,774
Derivative financial liabilities, held for trading		31,817	31,815
Short positions, held for trading		12,864	11,025
Deposits from central banks, held for trading		8,556	10,511
Deposits from credit institutions, held for trading		29,733	15,687
Customer deposits, held for trading		8,388	11,736
Debt certificates, held for trading		0	0
Other financial liabilities, held for trading		0	0
FINANCIAL LIABILITIES DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS		8,922	6,993
Deposits from central banks, at fair value		0	0
Deposits from credit institutions, at fair value		0	0
Customer deposits, at fair value		999	976
Debt certificates, at fair value		3,992	2,858
Other financial liabilities, at fair value		3,931	3,159
FINANCIAL LIABILITIES AT AMORTIZED COST		513,937	509,185
Deposits from central banks		28,558	27,281
Deposits from credit institutions		32,899	31,978
Customer deposits		375,104	375,970
Debt certificates, at amortized cost		62,685	61,112
Other financial liabilities, at amortized cost		14,692	12,844
HEDGING DERIVATIVES, LIABILITIES		3,281	2,680
FAIR VALUE CHANGES OF THE HEDGED ITEMS IN PORTFOLIO HEDGES OF INTEREST RATE RISK, LIABILITIES		0	0
LIABILITIES UNDER INSURANCE CONTRACTS		10,634	9,834
PROVISIONS		6,631	6,772
Pensions and other post employment defined Benefit Obligations		4,745	4,787
Other long term employee benefits		58	62
Provisions for taxes and other legal contingencies		689	686
Provisions for contingent risks and commitments		639	636
Other Provisions	[1]	500	601
TAX LIABILITIES		3,397	3,276
Current tax liabilities		1,074	1,230
Deferred tax liabilities		2,323	2,046
OTHER LIABILITIES		4,776	4,301
LIABILITIES INCLUDED IN DISPOSAL GROUPS CLASSIFIED AS HELD FOR SALE		0	0
TOTAL LIABILITIES		642,936	623,814
Total shareholders' funds		55,774	54,326
Capital		3,267	3,267
Paid up capital		3,267	3,267
Unpaid capital which has been called up		0	0
Share Premium		23,992	23,992
Equity Instruments issued other than capital		0	0
Other Equity ( Capital base and management)		43	50
Retained Earnings		26,428	23,018
Revaluation reverse		1	3
Total Other Reserves		(94)	(58)
Reserves or accumulated losses of investments in subsidaries, joint ventures and associates		(94)	(58)
Other Reserves, other		0	0
Less Treasury shares		99	296
Profits or losses attributables to owners of the parent		2,442	5,324
Less Interim dividends		208	975
Total accumulated other comprehensive income		(6,923)	(7,215)
Total Items that will not be reclassified to profit or loss balance		(1,531)	(1,284)
Actuarial gains or (-) losses on defined benefit pension plans		(1,393)	(1,245)
Non-current assets and disposal groups classified as held for sale (not reclassified)		0	0
Share of other recognized income and expense of investments in subsidiaries, joint ventures and associates		0	0
Other Comprehensive Income Net Of Tax Change At fair Value Of Equity Instruments Measured At Fair Value		(164)	(155)
Total Hedge ineffectiveness of fair value hedge for equity instruments measured at fair value through other comprehensive income		0	0
Fair value changes of equity instruments measured at fair value through other comprehensive income hedging instrument		(164)	(155)
Fair value changes of financial liabilities at fair value through profit or loss attributable to changes in their credit risk		25	116
Total Items that may be reclassified to profit or loss		(5,392)	(5,932)
Hedge of net investments in foreign operations(effective portion)		(537)	(218)
Foreign currency translation balance		(6,535)	(6,643)
Hedging derivatives.Cash flow hedges(efffective portion)		50	(6)
Changes In The Fair Value Of Debt Instruments Measured At Fair Value With Changes In Other Comprehensive Income		1,639	943
Other Comprehensive Income Net Of Tax Of Hedging Instruments		0	0
Non-current assets and disposal groups classified as held for sale		0	1
Share of other recognized income and expense of investments in subsidiaries joint ventures and associates		(9)	(9)
MINORITY INTERESTS (NON-CONTROLLING INTEREST)		5,839	5,764
Valuation adjustments		(3,527)	(3,236)
Rest non-controlling interest		9,366	9,000
TOTAL EQUITY		54,690	52,874
Equity and liabilities		€ 697,626	€ 676,689

[1]	(*) Individually insignificant provisions or contingencies, for various concepts in different geographies.